ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATIONS
Schedule of changes to asset retirement obligation liabilities

The following table describes changes to our asset retirement obligation liabilities, all of which were recorded in other noncurrent liabilities on the accompanying balance sheets (dollars in millions):

	December 31,
	2012	2011
Asset retirement obligation at beginning of year	$26	$24
Accretion expense	2	2
Liabilities incurred	2	—
Liabilities assumed in connection with the consolidation of a variable interest entity	—	2
Liabilities settled	(3)	(1)
Foreign currency effect on reserve balance	1	(1)

Asset retirement obligation at end of year	$28	$26